Borrowings	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Borrowings
18	BORROWINGS

Borrowings at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Unsubordinated borrowings	¥10,632,213	¥9,158,844
Subordinated borrowings	273,819	279,749
Liabilities associated with securitization transactions	1,231,447	1,204,722
Lease obligations	30,379	9,166

Total borrowings	¥12,167,858	¥10,652,481